SCHEDULE OF TRANSACTIONS ON SHARE CAPITAL (Details) (Parenthetical)								3 Months Ended		12 Months Ended
	Sep. 28, 2021 $ / shares shares	Sep. 28, 2021 USD ($) $ / shares shares	Jul. 08, 2021 USD ($) $ / shares shares	Feb. 08, 2021 $ / shares shares	Feb. 08, 2021 USD ($) $ / shares shares	Dec. 28, 2020 USD ($) $ / shares shares	Dec. 28, 2020 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥) shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement | $									$ 20,000	$ 358,188	$ 100,000
Common stock par value								$ 0.0001		$ 0.0001
Shares issued price per shares										$ 0.03
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement | $		$ 238,188	$ 100,000		$ 20,000		$ 100,000
Issuance of common stock for private placement, shares | shares	2,381,880	2,381,880	1,000,000	200,000	200,000	1,000,000
Common stock par value				$ 0.10	$ 0.10
Shares issued price per shares	$ 0.10	$ 0.10	$ 0.10			$ 0.10	$ 0.10
Common stock shares issued | shares			1,000,000
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock par value	$ 0.25	$ 0.25	$ 0.25	0.25	0.25
Acquisition of common stock price per share				$ 0.25	$ 0.25	$ 0.25	$ 0.25
Common stock warrants issuance period		24 months	36 months		36 months		36 months
Debt Settlement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for private placement, shares | shares						2,280,000				760,000
Accounts payable | $						$ 228,000	$ 228,000			$ 76,000
Debt Settlement [Member] | Shenzhen Smarten Technology Co Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for private placement, shares | shares										1,546,120
Shares issued price per shares										$ 0.10
Loans payable										$ 154,612		¥ 1,000,000
Common stock shares issued | shares										1,546,120		1,546,120
Debt Settlement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per shares										$ 0.10
Officers Director and Consultants Compensation [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for private placement, shares | shares						1,800,000				1,050,000
Shares issued price per shares						$ 0.10	$ 0.10
Officers Director and Consultants Compensation [Member] | Deferred Bonus [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for private placement, shares | shares										2,000,000
Shares issued price per shares										$ 0.10
Officers Director and Consultants Compensation [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per shares										$ 0.10